PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	$ 23,441	$ 21,295	$ 26,180